UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22442


                    First Trust High Income Long/Short Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
                                               ----------


             Date of reporting period: July 1, 2010 - June 30, 2011
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record


Institution Account(s):  FIRST TRUST HIGH INCOME LONG/SHORT FUND

Ford Motor Company

Ticker   Meeting Date   Country   Security ID   Meeting Type   Record Date
 F       12-May-11      USA       345370860     Annual         16-Mar-11

Shares Voted   Shares Instructed      Shares Available       Shares on Loan
263,000.00     263,000.00             263,000.00                    0.00

CUSIP:  345370860        ISIN:  US3453708600        SEDOL:  2615468

Proxy Level:  3           Meeting ID:  633942


Voting
Policy:
MacKay-                                                                      Votable   Mgmt      ISS       Policy       Vote
Shields  Ballot Count:  1                                         Proponent  Proposal  Rec       Rec       Rec          Instruction

   1     Elect Director Stephen G. Butler                         Mgmt       Yes       For       For       For          For
   2     Elect Director Kimberly A. Casiano                       Mgmt       Yes       For       For       For          For
   3     Elect Director Anthony F. Earley, Jr.                    Mgmt       Yes       For       For       For          For
   4     Elect Director Edsel B. Ford II                          Mgmt       Yes       For       For       Against      Against
         Research Notes: Vote AGAINST non-independent
         nominees William Clay Ford Jr., Alan Mulally,
         Irvine O. Hockaday Jr., Edsel B. Ford II, Ellen R.
         Marram, Homer A. Neal, and John L. Thornton for
         lack of a two-thirds majority independent board.
         In addition, vote AGAINST Irvine O. Hockaday Jr.,
         Ellen R. Marram, Homer A. Neal, and John L.
         Thornton for standing as non-independents on key
         board committees. Lastly, vote AGAINST William
         Clay Ford, Jr. for serving as a non-independent
         board chairman.
   5     Elect Director William Clay Ford, Jr.                    Mgmt       Yes       For       For       Against      Against
   6     Elect Director Richard A. Gephardt                       Mgmt       Yes       For       For       For          For
   7     Elect Director James H. Hance, Jr.                       Mgmt       Yes       For       For       For          For
   8     Elect Director Irvine O. Hockaday, Jr.                   Mgmt       Yes       For       For       Against      Against
   9     Elect Director Richard A. Manoogian                      Mgmt       Yes       For       For       For          For
   10    Elect Director Ellen R. Marram                           Mgmt       Yes       For       For       Against      Against
   11    Elect Director Alan Mulally                              Mgmt       Yes       For       For       Against      Against
   12    Elect Director Homer A. Neal                             Mgmt       Yes       For       For       Against      Against
   13    Elect Director Gerald L. Shaheen                         Mgmt       Yes       For       For       For          For
   14    Elect Director John L. Thornton                          Mgmt       Yes       For       For       Against      Against
   15    Ratify Auditors                                          Mgmt       Yes       For       For       Against      Against
         Research Notes: A vote AGAINST this item is
         warranted as the auditor's tenure at the company
         exceeds seven years.
   16    Advisory Vote to Ratify Named Executive Officers'        Mgmt       Yes       For       For       Against      Against
         Compensation
         Research Notes: A vote AGAINST this proposal is
         warranted due to the existence of legacy excise
         tax gross-ups.
   17    Advisory Vote on Say on Pay Frequency                    Mgmt       Yes       One Year  One Year  One Year     One Year
   18    Publish Political Contributions                          SH         Yes       Against   Against   Against      Against
   19    Approve Recapitalization Plan for all Stock to have      SH         Yes       Against   For       For          For
         One-vote per Share
         Research Notes: A vote FOR this proposal is
         warranted as it would provide shareholders of the
         company with equal voting rights on all matters.
   20    Amend Articles/Bylaws/Charter -- Call Special Meetings   SH         Yes       Against   For       For          For
         Research Notes: Approval of this proposal would
         enhance the current shareholder right to call
         special meetings.

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST HIGH INCOME LONG/SHORT FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 31, 2011
                           -------------------------

* Print the name and title of each signing officer under his or her signature.